Long-Term Prepaid Expenses	12 Months Ended
Dec. 31, 2012
Long-Term Prepaid Expenses [Abstract]
Long-Term Prepaid Expenses
Note 5 - Long-term prepaid expenses

	December 31	December 31
	2011	2012

Long-term deposits (1)	$152	$109
Prepaid expenses (2)	1,891	2,375

	$2,043	$2,484

(1)	Deposits in respect of operating leases of motor vehicles.

(2)	Prepaid expenses for the last one to three months of long-term service agreements with suppliers.